Long-Term Debt	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Long-Term Debt
Long-Term Debt

	Year Ended December 31,
	2017 $	2016 $
Revolving credit facilities due through 2022	539,735	466,195
Term loans due through 2021	423,512	475,466
Total principal	963,247	941,661
Less: unamortized discount and debt issuance costs	(10,945)	(8,645)
Total debt	952,302	933,016
Less: current portion	(166,745)	(171,019)
Non-current portion of long-term debt	785,557	761,997

As at December 31, 2017, the Company had three revolving credit facilities (or the Revolvers), which, as at such date, provided for available aggregate borrowings of up to $628.3 million, of which $88.6 million was undrawn (December 31, 2016 - $500.5 million, of which $34.3 million was undrawn). Interest payments are based on LIBOR plus margins, which at December 31, 2017 ranged between 0.45% and 2.75% (December 31, 2016 - 0.45% and 2.00%). The total amount available under the Revolvers reduces by $89.5 million (2018), $30.2 million (2019), $30.2 million (2020), $322.9 million (2021) and $155.5 million (2022). As at December 31, 2017 the Company also had three term loans outstanding, which totaled $423.5 million (December 31, 2016 - $475.5 million). Interest payments on the term loans are based on a combination of a fixed rate of 5.4% and variable rates based on LIBOR plus margins. As at December 31, 2017, the margin ranged from 0.30% to 2.00% (December 31, 2016 - 0.30% to 2.00%). The term loan repayments are made in quarterly or semi-annual payments. Two of the term loans also have a balloon or bullet repayment due at maturity in 2021. These revolving credit facilities and term loans are further described below.

In December 2017, the Company entered into a $270.0 million long-term debt facility (or the 2017 Revolver), which is scheduled to mature in December 2022. In December 2017, $215.8 million of the 2017 Revolver was used to refinance two of the Company's debt facilities that were assumed in the merger with TIL (note 22). These debt facilities were scheduled to mature in April 2019 and June 2020. The 2017 Revolver is collateralized by 14 of the Company's vessels, together with other related security. The 2017 Revolver also requires that the Company maintain a minimum hull coverage ratio of 125% of the total outstanding drawn balance for the facility period. Such requirement is assessed on a semi-annual basis with reference to vessel valuations compiled by two or more agreed upon third parties. Should the ratio drop below the required amount, the lender may request the Company either prepay a portion of the loan in the amount of the shortfall or provided additional collateral in the amount of the shortfall, at the Company's option. As of December 31, 2017, this ratio was 191%. The vessel values used in this ratio are appraised values prepared by the Company based on second-hand sale and purchase market data. A decline in the tanker market could negatively affect the ratio. In addition, the Company is required to maintain a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of $35.0 million and at least 5% of the Company's total consolidated debt.

In January 2016, the Company entered into a $894.4 million long-term debt facility (or the 2016 Debt Facility), consisting of both a term loan and a revolving credit component, which are both scheduled to mature in January 2021. In January 2016, $845.8 million of the 2016 Debt Facility was used to repay the Company’s two bridge loan facilities, which matured in late January 2016, and a portion of the Company’s corporate revolving credit facility, which was scheduled to mature in 2017. As at December 31, 2017 the corporate revolving credit facility had no outstanding balance (December 31, 2016 - $55.1 million). The 2016 Debt Facility is collateralized by 29 of the Company's vessels, together with other related security. The 2016 Debt Facility also requires that the Company maintain a minimum hull coverage ratio of 125% of the total outstanding drawn balance for the facility period. Such requirement is assessed on a semi-annual basis with reference to vessel valuations compiled by two or more agreed upon third parties. Should the ratio drop below the required amount, the lender may request the Company either prepay a portion of the loan in the amount of the shortfall or provide additional collateral in the amount of the shortfall, at the Company's option. As at December 31, 2017, this ratio was 145%. The vessel values used in this ratio are appraised values prepared by the Company based on second-hand sale and purchase market data. A decline in the tanker market could negatively affect the ratio. In addition, the Company is required to maintain a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of $35.0 million and at least 5% of the Company's total consolidated debt.

The Company's remaining Revolver is collateralized by three of the Company’s vessels, together with other related security, and requires that the Company’s applicable subsidiary maintain a minimum hull coverage ratio of 105% of the total outstanding drawn balance for the facility period. Such requirement is assessed on an annual basis, with reference to vessel valuations compiled by one or more agreed upon third parties. Should the ratio drop below the required amount, the lender may request the Company to either prepay a portion of the loan in the amount of the shortfall or provide additional collateral in the amount of the shortfall, at the Company's option. As at December 31, 2017, such revolver, with a minimum hull coverage ratio requirement, had an outstanding balance of $65.6 million (December 31, 2016 - $72.0 million) and a hull coverage ratio of 118% (December 31, 2016 - 117%). The vessel values used in this ratio are appraised values prepared by the Company based on second-hand sale and purchase market data. A decline in the tanker market could negatively affect the ratio. The revolver is guaranteed by Teekay and contains covenants that require Teekay to maintain the greater of free cash (cash and cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of $50.0 million and at least 5.0% of Teekay’s total consolidated debt which has recourse to Teekay.

The Company's remaining two term loans are guaranteed by Teekay and are collateralized by six of the Company’s vessels, together with certain other related security. One of the term loans contain covenants that require Teekay to maintain the greater of (a) free cash (cash and cash equivalents) of at least $50.0 million and (b) an aggregate of free cash and undrawn committed revolving credit lines with at least six months to maturity of at least 5.0% of Teekay’s total consolidated debt which has recourse to Teekay. The other term loan requires Teekay to maintain the greater of (a) free cash (cash and cash equivalents) of at least $100.0 million and (b) an aggregate of free cash and undrawn committed revolving credit lines with at least six months to maturity of at least 7.5% of Teekay's total consolidated debt which has recourse to Teekay.

As at December 31, 2017, the Company was in compliance with all covenants in respect to the Revolvers and term loans. Teekay has also advised the Company that Teekay is in compliance with all covenants relating to the revolving credit facilities and term loans to which the Company is a party.

The weighted-average interest rate on the Company’s long-term debt as at December 31, 2017 was 3.5% (December 31, 2016 – 2.4%). This rate does not reflect the effect of the Company’s interest rate swap agreements (note 10).

The aggregate annual long-term principal repayments required to be made by the Company under the Revolvers and term loans subsequent to December 31, 2017 are $167.2 million (2018), $105.7 million (2019), $131.9 million (2020), $402.9 million (2021), and $155.5 million (2022).